INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - EBITDA and Earnings Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between Adjusted EBITDA and Income Loss Before Tax Expense :
Total segment adjusted EBITDA loss	$ (64.9)	$ (226.3)	$ (240.7)
Depreciation and amortization	(417.9)	(77.1)	(29.3)
Certain SBC expense	(83.2)	(44.1)	(12.9)
One-off restructuring and other expenses	(45.7)	(52.1)	(2.8)
Interest income	31.8	63.6	3.3
Interest expense	(61.5)	0.0	0.0
Income / (loss) from equity method investments	(24.3)	0.4	(10.9)
Gain from revaluation of investment in equity securities	598.9
Other income / (loss), net	80.6	(17.4)	(3.7)
Net income / (loss) before income taxes	$ 13.8	$ (353.0)	$ (297.0)